Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Company has evaluated events and transactions occurring subsequent to December 31, 2015 through February 8, 2016, the date the accompanying consolidated financial statements were available to be issued, for recognition or disclosure in its consolidated financial statements. During this period, there were no subsequent events requiring either recognition in the consolidated financial statements or nonrecognized subsequent events requiring disclosure, except those discussed below and in Note 9.

On January 4, 2016, the Company filed its Tenth Amended and Restated Certificate of Incorporation, which created two classes of common stock, Class A Common Stock and Class B Common Stock, and authorized a reverse stock split of shares of the Company’s existing common stock and the reclassification of the existing common stock into shares of Class B Common Stock.

On January 6, 2016, the Company effected a 4.4-to-1 reverse split of its common stock, and an automatic conversion of its common stock into Class B common stock. Upon the effectiveness of the reverse stock split and conversion, (i) every 4.4 shares of outstanding common stock were combined into one share of Class B common stock, (ii) the number of shares of common stock for which each outstanding option to purchase common stock is exercisable was proportionally decreased on a 4.4-to-1 basis and converted into an option to purchase Class B common stock, and (iii) the exercise price of each outstanding option to purchase common stock was proportionately increased on a 4.4-to-1 basis. All of the outstanding common stock share numbers, common stock options, share prices, exercise prices and per share amounts have been adjusted in these consolidated financial statements, on a retroactive basis, to reflect this 4.4-to-1 reverse stock split for all periods presented. The par value per share was not adjusted as a result of the reverse stock split.

On January 8, 2016, the Company received $15.2 million in tax refunds related to the carryback of losses from 2014.